David Loper

Senior Associate Counsel

Writer’s Direct Number: (205) 268-1323

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

May 5, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:	Protective Life Insurance Company
Protective Variable Life Separate Account
Protective Premiere III/ Premiere II
Filing Pursuant to Rule 497(j) for
File No. 333-52215; 811-7337

Commissioners:

On behalf of Protective Life Insurance Company and Protective Variable Life Separate Account, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the form of the Prospectuses and Statement of Additional Information being used in connection with the offering of the “Protective Premiere III and Premiere II”, individual flexible premium variable life policies, does not differ from the Prospectuses and SAI contained in Post-Effective Amendment No. 17 for the Protective Variable Life Separate Account as filed with the Commission on April 27, 2009 via EDGARLINK.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

/s/ David M. Loper

David M. Loper

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